INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2020	2019	2018
(millions of Canadian $)

Current
Canada	(54)	84	65
Foreign[1]	306	615	250
	252	699	315
Deferred
Canada	(224)	(29)	49
Foreign	166	84	235
Foreign – U.S. Tax Reform and 2018 FERC Actions	—	—	(167)
	(58)	55	117
Income Tax Expense	194	754	432
1The 2019 current foreign income tax expense mainly relates to the sale of certain Columbia Midstream assets in August 2019. Refer to Note 27, Acquisitions and dispositions, for additional information.

Schedule of Geographic Components of Income

year ended December 31	2020	2019	2018
(millions of Canadian $)

Canada	691	1,144	433
Foreign	4,416	4,043	3,516
Income before Income Taxes	5,107	5,187	3,949

Reconciliation of Income Tax Expense

year ended December 31	2020	2019	2018
(millions of Canadian $)

Income before income taxes	5,107	5,187	3,949
Federal and provincial statutory tax rate	24.0%	26.5%	27.0%
Expected income tax expense	1,226	1,375	1,066
Valuation allowance releases	(400)	(259)	—
Foreign income tax rate differentials	(258)	(180)	(432)
Income tax differential related to regulated operations	(228)	(159)	(54)
(Income)/ loss from non-controlling interests and equity investments	(141)	(78)	50
Alberta tax rate reduction	—	(32)	—
Non-taxable portion of capital gains	(62)	(28)	(11)
Non-deductible goodwill on the Columbia Midstream asset disposition	—	154	—
U.S. Tax Reform and 2018 FERC Actions	—	—	(167)
Other	57	(39)	(20)
Income Tax Expense	194	754	432

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2020	2019
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,389	1,046
Regulatory and other deferred amounts	532	692
Difference in accounting and tax bases of impaired assets and assets held for sale	537	538
Unrealized foreign exchange losses on long-term debt	154	260
Financial instruments	48	23
Other	70	70
	2,730	2,629
Less: Valuation allowance	243	673
	2,487	1,956
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,661	6,197
Equity investments	1,087	1,087
Taxes on future revenue requirement	287	232
Other	81	106
	8,116	7,622
Net Deferred Income Tax Liabilities	5,629	5,666
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2020	2019
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 13)	177	37
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,806	5,703
Net Deferred Income Tax Liabilities	5,629	5,666

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2020	2019	2018
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	29	19	15
Gross increases – tax positions in prior years	26	13	13
Gross decreases – tax positions in prior years	(2)	(1)	(5)
Gross increases – tax positions in current year	1	—	—
Lapse of statutes of limitations	(2)	(2)	(4)
Unrecognized Tax Benefit at End of Year	52	29	19